BUSINESS COMBINATION - Reconciliation to Condensed Consolidated Statements of Cash Flows (Details) $ in Thousands	Jun. 21, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash - Acies Trust and cash (net of redemptions)	$ 101,965
Cash - PIPE	230,000
Less: Cash consideration	(102,020)
Less: Transaction costs, net of proceeds received from exercises of Old PLAYSTUDIOS' warrants	(44,775)
Net Business Combination and PIPE Financing	$ 185,170